Accounts Receivable - Schedule of Accounts Receivable (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024
Schedule of Accounts Receivable [Abstract]
Trade accounts receivable	$ 3,959,338	$ 4,187,946
Less: allowance for credit losses	(20,125)	(16,137)
Accounts receivable, net	$ 3,939,213	$ 4,171,809